Business Segments (Details 3) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Net sales by product types
Net sales	$ 9,937.8	$ 6,759.1	$ 10,298.0
Phosphate Crop Nutrients [Member]
Net sales by product types
Net sales	4,822.4	3,152.1	5,107.2
Potash Crop Nutrients [Member]
Net sales by product types
Net sales	3,002.8	1,796.8	2,574.1
Crop Nutrient Blends [Member]
Net sales by product types
Net sales	1,252.5	862.9	1,249.7
Other products [Member]
Net sales by product types
Net sales	$ 860.1	$ 947.3	$ 1,367.0